Unaudited Interim Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Preferred Stock	Common Stock	Common Stock Common Stock	Treasury Stock	Preferred Stock	Additional Paid in Capital	Additional Paid in Capital Common Stock	Additional Paid in Capital Preferred Stock	Retained Earnings
Beginning Balance at Dec. 31, 2019	$ 472,742			$ 104		$ 0	$ 55	$ 356,963			$ 115,620
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	(23,830)										(23,830)
Mezzanine equity measurement	(135)										(135)
Issuance of common stock	3,300			3				3,297
Repurchase and cancellation of common and preferred stock		$ (6,012)	$ (89)		$ (5)				$ (6,007)	$ (89)
Share based compensation	60							60
Preferred share dividends declared	(5,749)										(5,749)
Ending Balance at Jun. 30, 2020	440,287			102		0	55	354,224			85,906
Beginning Balance at Dec. 31, 2020	444,747			102		0	55	354,284			90,306
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	53,764										53,764
Mezzanine equity measurement	271										271
Issuance of common stock	61,529			17				61,512
Offering expenses	(510)							(510)
Share based compensation	60							60
Preferred share dividends declared	(5,571)										(5,571)
Ending Balance at Jun. 30, 2021	$ 554,290			$ 119		$ 0	$ 55	$ 415,346			$ 138,770